UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Arbor Capital Management, LLC
Address:	One Financial Plaza
	120 S. Sixth St., Ste. 1000
	Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	1/1/2007
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	74

Form 13F Information Table Value Total:	1,206,082

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADAMS RESPIRATORY THERAPUTICS  COM              00635P107    17071   418300 SH       SOLE                   287800            130500
ADVISORY BOARD CO              COM              00762W107    15848   296000 SH       SOLE                   204100             91900
AKAMAI TECHNOLOGIES            COM              00971T101     8854   166671 SH       SOLE                   114771             51900
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108    17889   662800 SH       SOLE                   456900            205900
AMBASSADORS GROUP INC.         COM              023177108    15524   511500 SH       SOLE                   352200            159300
AMERIGON INC.                  COM              03070L300    17062  1766300 SH       SOLE                  1211200            555100
ANGIODYNAMICS INC              COM              03475V101    15473   720000 SH       SOLE                   494300            225700
APPLIX INC                     COM              038316105    18260  1610200 SH       SOLE                  1115300            494900
ARTHROCARE CORP                COM              043136100    12231   306400 SH       SOLE                   211700             94700
AT RD INC COM                  COM              04648K105    14284  1956700 SH       SOLE                  1372500            584200
BANKRATE INC.                  COM              06646V108    15950   420300 SH       SOLE                   288200            132100
BIO-REFERENCE LABS INC         COM              09057G602    16193   720000 SH       SOLE                   495900            224100
BJ's RESTAURANTS, INC.         COM              09180c106    12199   603600 SH       SOLE                   415700            187900
BLUE NILE INC                  COM              09578R103    20489   555400 SH       SOLE                   381400            174000
CBEYOND, INC.                  COM              149847105    22107   722700 SH       SOLE                   497500            225200
CHIPOTLE MEXICAN GRILL         COM              169656105    18605   326400 SH       SOLE                   223500            102900
CONCUR TECHNOLOGIES INC        COM              206708109    24838  1548500 SH       SOLE                  1064900            483600
CRA INTERNATIONAL INC          COM              12618T105    14363   274100 SH       SOLE                   188900             85200
CYBERSOURCE CORP.              COM              23251J106     9929   901000 SH       SOLE                   617200            283800
DEALERTRAK HOLDINGS INC        COM              242309102    26819   911600 SH       SOLE                   631400            280200
DIGENE CORP                    COM              253752109    26169   546100 SH       SOLE                   374900            171200
DSW INC.                       COM              23334L102    17750   460200 SH       SOLE                   317000            143200
ECOLLEGE.COM                   COM              27887E100    11378   727000 SH       SOLE                   499400            227600
EURONET WORLDWIDE INC          COM              298736109    10936   368330 SH       SOLE                   254430            113900
EV3 INC.                       COM              26928A200     8736   507000 SH       SOLE                   346600            160400
FACTSET RESH SYS INC           COM              303075105    13319   235820 SH       SOLE                   162370             73450
FORCE PROTECTION INC.          COM              345203202    18178  1044100 SH       SOLE                   718500            325600
FORMFACTOR INC                 COM              346375108    12870   345500 SH       SOLE                   238200            107300
GAIAM INC-CLASS A              COM              36268Q103    14163  1035300 SH       SOLE                   712400            322900
HEALTHEXTRAS INC.              COM              422211102    17374   720900 SH       SOLE                   495500            225400
HEALTHWAYS INC.                COM              422245100    16455   344900 SH       SOLE                   236900            108000
HEARTLAND PAYMENT SYSTEMS INC  COM              42235N108    16238   574800 SH       SOLE                   395400            179400
HOLOGIC INC.                   COM              436440101    23536   497800 SH       SOLE                   342800            155000
ID SYSTEMS INC                 COM              449489103     9856   523700 SH       SOLE                   359600            164100
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205    15881   582800 SH       SOLE                   401400            181400
JACKSON HEWITT TAX SERVICE     COM              468202106    11947   351700 SH       SOLE                   241300            110400
KENEXA CORP                    COM              488879107    23072   693700 SH       SOLE                   476000            217700
KVH INDS INC                   COM              482738101     9937   936600 SH       SOLE                   642200            294400
LHC GROUP INC                  COM              50187A107    18797   659300 SH       SOLE                   455400            203900
LIFE TIME FITNESS INC.         COM              53217R207    25801   531865 SH       SOLE                   366165            165700
LIFECELL CORPORATION           COM              531927101    18215   754539 SH       SOLE                   519439            235100
LIVEPERSON INC                 COM              538146101    10093  1929800 SH       SOLE                  1328400            601400
LKQ CORP                       COM              501889208     6014   261600 SH       SOLE                   179000             82600
MCCORMICK & SCHMICK'S SEAFOOD  COM              579793100    19093   794200 SH       SOLE                   547700            246500
MEDICINES COMPANY              COM              584688105    12120   382100 SH       SOLE                   263800            118300
NEUSTAR, INC.                  COM              64126X201    24135   743990 SH       SOLE                   510790            233200
NIGHTHAWK RADIOLOGY HOLDINGS   COM              65411N105    21491   842800 SH       SOLE                   581400            261400
NUANCE COMUNICATIONS INC.      COM              67020Y100    33483  2921700 SH       SOLE                  2008900            912800
NUVASIVE INC.                  COM              670704105    13105   567300 SH       SOLE                   390500            176800
O REILLY AUTOMOTIVE INC        COM              686091109    12765   398150 SH       SOLE                   275150            123000
OMNICELL INC                   COM              68213N109    20536  1102300 SH       SOLE                   757300            345000
ORBCOMM INC.                   COM              68555P100     7255   822600 SH       SOLE                   566300            256300
PER-SE TECHNOLOGIES INC.       COM              713569309    13457   484400 SH       SOLE                   340700            143700
PERFICIENT INC.                COM              71375U101    15977   973600 SH       SOLE                   670300            303300
PHASE FORWARD INC.             COM              71721R406    28693  1915400 SH       SOLE                  1317500            597900
PHYSICIANS FORMULA HOLDINGS    COM              719427106    11997   641900 SH       SOLE                   440400            201500
PROVIDENCE SVC CORP            COM              743815102    10349   411800 SH       SOLE                   283500            128300
RESMED INC                     COM              761152107     9193   186780 SH       SOLE                   128880             57900
SPARTAN MOTORS INC.            COM              846819100    15714  1035200 SH       SOLE                   711200            324000
SPECTRANETICS CORP             COM              84760C107    18404  1630100 SH       SOLE                  1138200            491900
STAMPS.COM INC                 COM              852857200     8432   535372 SH       SOLE                   368872            166500
STRAYER ED INC COM             COM              863236105    18262   172200 SH       SOLE                   118700             53500
SUMTOTAL SYSTEMS INC.          COM              866615107    12419  2052700 SH       SOLE                  1413200            639500
SYNCHRONOSS TECHNOLOGIES INC.  COM              87157B103      685    49900 SH       SOLE                    34200             15700
THORATEC CORP.                 COM              885175307    14328   815000 SH       SOLE                   559500            255500
TRACTOR SUPPLY COMPANY         COM              892356106     5625   125800 SH       SOLE                    86600             39200
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    28629  1230820 SH       SOLE                   848420            382400
USANA HEALTH SCIENCES INC      COM              90328M107    10595   205100 SH       SOLE                   141500             63600
VASCO DATA SECURITY INTL       COM              92230Y104    12715  1073000 SH       SOLE                   740400            332600
VISTAPRINT LTD                 COM              G93762204    29140   880100 SH       SOLE                   605600            274500
VOCUS INC                      COM              92858J108    23843  1419200 SH       SOLE                   976300            442900
VOLTERRA SEMICONDUCTOR CORP    COM              928708106    18708  1247200 SH       SOLE                   855100            392100
WEBEX COMMUNICATIONS INC.      COM              94767L109    24496   702100 SH       SOLE                   482900            219200
ZUMIEZ INC                     COM              989817101    19739   668200 SH       SOLE                   461300            206900